Subsidy Income(Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Subsidy Income (Textual)
Subsidy Income	$ 118,440	$ 942,095
Interest Expense	817,096	495,850
Subsidy Received From Local Government	$ 176,594	$ 1,234,730